Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of transactions and balance with related parties
	Year ended December 31
	2020	2019
General and administrative expenses:
Directors compensation	175	-
	175	-

Financing:
Financing expense	133	13
Financing income	75	-

Schedule of balance with related parties
	As of December 31,
	2020	2019
Other accounts liabilities	19	-
Stockholders loans	268	925
Convertible loans	972	-